Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 89.0%

Airport — 6.0%
City of Fresno CA Airport Revenue, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/33	$250,000	$271,668
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	226,005
Series B Insured: AGM
5.000%, due 6/1/32	200,000	226,005
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	497,302
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	540,726
		1,761,706
Development — 1.7%
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	500,000	516,311

Education — 1.1%
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	318,819

General — 24.5%
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	995,000	1,061,962
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	993,755
Series D
5.000%, due 2/1/55(a)(b)	620,000	659,727
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	146,759
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	603,557
Commonwealth of Puerto Rico, Notes,
due 11/1/51(a)(b)	99,683	45,231
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.000%, due 10/1/30	400,000	409,974
Mountain House Public Financing Authority, Revenue Bonds
3.000%, due 12/1/37	295,000	245,309
San Francisco City & County Redevelopment Agency Successor Agency, Tax Allocation
Series B Insured: AG
5.000%, due 8/1/40	190,000	203,358
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	824,974
	Principal Amount	Value
Municipal Bonds (continued)

General (continued)
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AGC
5.000%, due 6/1/27	$700,000	$729,347
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	586,765
Series F
5.000%, due 1/1/30	750,000	793,220
		7,303,938
General Obligation — 9.3%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	360,687
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	240,213
5.625%, due 7/1/29	500,000	529,335
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	350,000	397,262
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	718,583
State of California, General Obligation Bonds
5.000%, due 8/1/37	500,000	551,130
		2,797,210
Higher Education — 2.3%
California State University, Revenue Bonds
Series A
5.000%, due 11/1/34	250,000	289,925
University of California, Revenue Bonds
Series BS
5.000%, due 5/15/37	350,000	384,211
		674,136
Housing — 1.4%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	408,561

Medical — 4.3%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/39	250,000	253,606
California Municipal Finance Authority, Revenue Bonds
Series A
3.000%, due 7/1/28	500,000	491,854
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	501,395
		1,246,855
Mello-Roos — 4.2%
City of South San Francisco CA, Special Tax
5.000%, due 9/1/40	375,000	376,089
Folsom Ranch Financing Authority, Special Tax
5.000%, due 9/1/39	500,000	498,741

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Mello-Roos (continued)
Romoland School District, Special Tax
Series 1
5.000%, due 9/1/46	$370,000	$367,878
		1,242,708
Multifamily Housing — 0.8%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	236,725	234,863

Pollution — 1.7%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	496,664

Power — 3.4%
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	250,000	273,988
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.000%, due 7/1/35	200,000	222,689
Series 2
5.000%, due 7/1/53(a)(b)	500,000	528,273
		1,024,950
School District — 16.0%
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/25	185,000	185,000
5.000%, due 8/1/37	420,000	460,197
Series B Insured: BAM
5.000%, due 8/1/33	290,000	328,541
Beverly Hills Unified School District CA, General Obligation Bonds
4.580%, due 8/1/37(c)	580,000	336,752
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	784,835
El Monte Union High School District, General Obligation Bonds
Insured: AGM
4.070%, due 6/1/36(c)	140,000	90,503
Elk Grove Unified School District, General Obligation Bonds
3.250%, due 8/1/41	150,000	124,277
Jefferson Union High School District, General Obligation Bonds
Series C
5.000%, due 8/1/31	350,000	397,813
5.000%, due 8/1/36	250,000	284,799
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	512,607
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	431,281
	Principal Amount	Value
Municipal Bonds (continued)

School District (continued)
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	$455,000	$462,932
West Contra Costa Unified School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/32	365,000	412,159
		4,811,696
Tobacco Settlement — 0.9%
California County Tobacco Securitization Agency, Revenue Bonds
Series A
4.000%, due 6/1/36	275,000	263,299

Transportation — 2.7%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 10/1/34	250,000	224,520
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	572,648
		797,168
Water — 8.7%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series A
5.000%, due 6/1/31	500,000	567,286
Series C
5.000%, due 6/1/34	500,000	578,756
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	200,747
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.000%, due 7/1/35	200,000	216,457
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	522,821
San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds
1.000%, due 10/1/25	500,000	497,836
		2,583,903
Total Municipal Bonds
(Cost $26,142,745)		26,482,787

Schedule of Investments ─ NYLI MacKay California Muni Intermediate ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 12.6%

Money Market Fund — 12.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost $3,761,920)	3,761,920	$3,761,920

Total Investments — 101.6% (Cost $29,904,665)		30,244,707
Other Assets and Liabilities, Net — (1.6)%		(470,065)
Net Assets — 100.0%		$29,774,642

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at July 31, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Municipal Bonds	$—	$26,482,787	$—	$26,482,787
Short-Term Investment:
Money Market Fund	3,761,920	—	—	3,761,920
Total Investments in Securities	$3,761,920	$26,482,787	$—	$30,244,707

(a)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2025, the fund did not have any transfers into or out of level 3 within the fair value hierarchy.